Net finance income (expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Finance income	$ 1,490	$ 1,954	$ 2,169
Income from financial investments and Government Bonds	1,088	1,507	1,657
Other finance income	402	447	512
Finance expenses	(4,314)	(5,957)	(3,922)
Interest on finance debt	(2,182)	(2,146)	(2,264)
Unwinding of discount on lease liability	(2,651)	(2,265)	(1,785)
Capitalized borrowing costs	2,056	1,570	1,290
Unwinding of discount on the provision for decommissioning costs	(1,319)	(1,000)	(857)
Tax settlement programs - federal taxes (1)		(1,785)
Other finance expenses	(218)	(331)	(306)
Foreign exchange gains (losses) and inflation indexation charges	3,558	(11,104)	(580)
Foreign exchange gains (losses) (2)	4,659	(8,459)	2,268
Real x U.S. dollar	4,819	(8,503)	2,396
Other currencies	(160)	44	(128)
Reclassification of hedge accounting to the Statement of Income (2)	(2,141)	(2,992)	(3,763)
Tax settlement programs - federal taxes (1)		(267)
Indexation to the Selic interest rate of anticipated dividends and dividends payable	(35)	(282)	(299)
Legal agreement with Eletrobras - compulsory loans			236
Recoverable taxes inflation indexation income	215	92	204
Other foreign exchange gains and indexation charges, net	860	804	774
Total	$ 734	$ (15,107)	$ (2,333)